INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 147	$ 145
Change in valuation allowance	5,368	874
Income taxes payable	3,144	$ 1,130
Re-measurement of deferred tax grants and liabilities	$ 4,419
Federal statutory income tax rate	21.00%	35.00%
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 23,769
Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2017
Years under examination	2014
Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2025
Years under examination	2016
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 29,267
Tax credit carryforwards	$ 558
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
Years under examination	2014
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Net operating loss carry forward expiration dates	Dec. 31, 2034
Years under examination	2016
ISRAEL
Operating Loss Carryforwards [Line Items]
Deferred tax assets. capital loss carryforwards	$ 641
Net operating loss carry forward	$ 5,257
Subsidiaries outside of the Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2013
Subsidiaries outside of the Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2017